Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2018		$ 20,000	$ 1,463,757	$ 1,544,645	$ 257,373	$ 3,285,775
Balance (in Shares) at Mar. 31, 2018	[1]	5,000,000
Balance at Mar. 31, 2019		$ 22,706	7,950,782	3,083,872	50,395	11,107,755
Balance (in Shares) at Mar. 31, 2019	[1]	5,676,675
Net Income (Loss)				1,539,227		1,539,227
Net Proceeds from the initial public offering		$ 2,706	6,487,025			6,489,731
Net Proceeds from the initial public offering (in Shares)	[1]	676,675
Foreign currency translation gain (Loss)					(206,978)	(206,978)
Balance at Mar. 31, 2020		$ 34,667	17,161,346	(7,204,000)	(590,660)	9,401,353
Balance (in Shares) at Mar. 31, 2020	[1]	8,666,928
Net Income (Loss)				(10,287,872)		(10,287,872)
Issuance and forbearance of the convertible notes			2,796,868			2,796,868
Issuance of shares for convertible notes principal and interest partial settlement		$ 11,961	6,413,696			6,425,657
Issuance of shares for convertible notes principal and interest partial settlement (in Shares)	[1]	2,990,253
Foreign currency translation gain (Loss)					(641,055)	(641,055)
Balance at Mar. 31, 2021		$ 62,057	25,323,747	(9,952,183)	527,786	15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	15,525,094
Net Income (Loss)				(2,748,183)		(2,239,183)
Issuance of shares for convertible notes principal and interest partial settlement		$ 27,390	7,653,401			7,680,791
Issuance of shares for convertible notes principal and interest partial settlement (in Shares)	[1]	6,847,470
Issuance of warrants to a third party			509,000,000,000			509,000,000,000
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	10,696
Foreign currency translation gain (Loss)					$ 1,118,446	$ 1,118,446

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021.